Filed Pursuant to Rule 497(e)
1933 Act File No. 333-40128
 1940 Act File No. 811-09997

BAIRD MIDCAP FUND
BAIRD SMALLCAP VALUE FUND
BAIRD SMALL/MID CAP VALUE FUND
CHAUTAUQUA GLOBAL GROWTH FUND
CHAUTAUQUA INTERNATIONAL GROWTH FUND

December 13, 2018

EXPLANATORY NOTE

On behalf of the Baird MidCap Fund, Baird SmallCap Value Fund, Baird Small/Mid Cap Value Fund, Chautauqua Global Growth Fund and Chautauqua International Growth Fund (each a “Fund” and together the “Funds”), each a series of Baird Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on November 30, 2018; such form of Supplement (Accession Number 0000894189-18-006576) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE